SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Allowance for Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Balance at the beginning of the year	$ 1,112	$ 919	$ 911
Doubtful debt expenses during the year	413	411	601
Customers write-offs/collection during the year	(599)	(144)	(610)
Exchange rate	33	(74)	17
Balance at the end of the year	$ 959	$ 1,112	$ 919